Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “Compensation Actually Paid” (“CAP”) and certain performance measures required for Smaller Reporting Companies. The following table provides the information required for our NEOs for each of the fiscal years ended December 31, 2024, December 31, 2023 and December 31, 2022, along with the financial information required for each fiscal year:

Year	Summary compensation table total CEO ($)(1)(2)	Compensation actually paid to CEO ($)(1)(3)	Average summary compensation table total for non-CEO NEOs ($)(2)(4)	Average compensation actually paid to non-CEO NEOs(3)(4)	Value of Initial Fixed $100 Investment based on Total shareholder return($)	Net Income (in millions) ($)
2024	$1,189,674	$1,050,354	$831,396	$697,613	$77.71	$(47.2)
2023	$963,647	$1,058,522	$665,850	$757,280	$146.90	$(44.8)
2022	$974,181	$665,811	$680,571	$468,319	$54.59	$(38.9)

(1)	For each year shown the CEO was Joel Lewis.
(2)
Amounts in this column represent the “Total” column set forth in the Summary Compensation Table (“SCT”) on page 29. See the footnotes to the SCT for further detail regarding the amounts in these columns.

(3)
The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).

(4)
Non-CEO NEOs reflect the compensation of Pol Boudes, CMO in 2022 and 2023, and Khurram Jamil, CMO, in 2024, and Jack Callicutt, CFO, for all years, who were the only Non-CEO NEO for the periods indicated.

	2024		2023		2022
	Joel Lewis	Average Non-CEO NEOs	Joel Lewis	Average Non-CEO NEOs	Joel Lewis	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,189,674	$831,396	$963,647	$665,850	$974,181	$680,571
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(202,635)	$(271,620)	$(55,923)	$(39,945)	$(103,517)	$(73,940)
Year-end fair value of unvested awards granted in the current year	$35,100	$100,425	$43,050	$30,750	$21,350	$15,250
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$—	$36,400	$26,000	$(201,028)	$(150,625)
Fair values at vest date for awards granted and vested in current year	$111,340	$67,100	$39,725	$28,375	$25,200	$21,813
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(83,125)	$(29,688)	$31,623	$46,250	$(50,375)	$(24,750)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(139,320)	$(133,783)	$94,875	$91,430	$(308,370)	$(212,253)
Compensation Actually Paid (as calculated)	$1,050,354	$697,613	$1,058,522	$757,280	$665,811	$468,319

Named Executive Officers, Footnote
(1)	For each year shown the CEO was Joel Lewis.
(4)
Non-CEO NEOs reflect the compensation of Pol Boudes, CMO in 2022 and 2023, and Khurram Jamil, CMO, in 2024, and Jack Callicutt, CFO, for all years, who were the only Non-CEO NEO for the periods indicated.

PEO Total Compensation Amount	$ 1,189,674	$ 963,647	$ 974,181
PEO Actually Paid Compensation Amount	$ 1,050,354	1,058,522	665,811
Adjustment To PEO Compensation, Footnote
(4)
Non-CEO NEOs reflect the compensation of Pol Boudes, CMO in 2022 and 2023, and Khurram Jamil, CMO, in 2024, and Jack Callicutt, CFO, for all years, who were the only Non-CEO NEO for the periods indicated.

	2024		2023		2022
	Joel Lewis	Average Non-CEO NEOs	Joel Lewis	Average Non-CEO NEOs	Joel Lewis	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,189,674	$831,396	$963,647	$665,850	$974,181	$680,571
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(202,635)	$(271,620)	$(55,923)	$(39,945)	$(103,517)	$(73,940)
Year-end fair value of unvested awards granted in the current year	$35,100	$100,425	$43,050	$30,750	$21,350	$15,250
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$—	$36,400	$26,000	$(201,028)	$(150,625)
Fair values at vest date for awards granted and vested in current year	$111,340	$67,100	$39,725	$28,375	$25,200	$21,813
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(83,125)	$(29,688)	$31,623	$46,250	$(50,375)	$(24,750)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(139,320)	$(133,783)	$94,875	$91,430	$(308,370)	$(212,253)
Compensation Actually Paid (as calculated)	$1,050,354	$697,613	$1,058,522	$757,280	$665,811	$468,319

Non-PEO NEO Average Total Compensation Amount	$ 831,396	665,850	680,571
Non-PEO NEO Average Compensation Actually Paid Amount	$ 697,613	757,280	468,319
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Non-CEO NEOs reflect the compensation of Pol Boudes, CMO in 2022 and 2023, and Khurram Jamil, CMO, in 2024, and Jack Callicutt, CFO, for all years, who were the only Non-CEO NEO for the periods indicated.

	2024		2023		2022
	Joel Lewis	Average Non-CEO NEOs	Joel Lewis	Average Non-CEO NEOs	Joel Lewis	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,189,674	$831,396	$963,647	$665,850	$974,181	$680,571
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(202,635)	$(271,620)	$(55,923)	$(39,945)	$(103,517)	$(73,940)
Year-end fair value of unvested awards granted in the current year	$35,100	$100,425	$43,050	$30,750	$21,350	$15,250
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$—	$36,400	$26,000	$(201,028)	$(150,625)
Fair values at vest date for awards granted and vested in current year	$111,340	$67,100	$39,725	$28,375	$25,200	$21,813
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(83,125)	$(29,688)	$31,623	$46,250	$(50,375)	$(24,750)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(139,320)	$(133,783)	$94,875	$91,430	$(308,370)	$(212,253)
Compensation Actually Paid (as calculated)	$1,050,354	$697,613	$1,058,522	$757,280	$665,811	$468,319

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR
Compensation Actually Paid vs. Net Income	CAP and Net Income
Total Shareholder Return Amount	$ 77.71	$ 146.9	$ 54.59
PEO Name	Joel Lewis	Joel Lewis	Joel Lewis
Net Income (Loss) Available to Common Stockholders, Basic	$ (47,200,000)	$ (44,800,000)	$ (38,900,000)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(139,320)	94,875	(308,370)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(202,635)	(55,923)	(103,517)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,100	43,050	21,350
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	36,400	(201,028)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,340	39,725	25,200
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(83,125)	31,623	(50,375)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,783)	91,430	(212,253)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(271,620)	(39,945)	(73,940)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,425	30,750	15,250
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	26,000	(150,625)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,100	28,375	21,813
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,688)	46,250	(24,750)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0